Organization And Nature Of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Nature Of Business

1. Organization and nature of business

     Arcos Dorados Holdings Inc. (the "Company") is a limited liability company organized and existing under the laws of the British Virgin Islands. The Company was incorporated on December 9, 2010 in connection with the reorganization made for purposes of the offering and listing of the Company's shares on the New York Stock Exchange. The reorganization involved the creation of Arcos Dorados Holdings Inc. as a wholly-owned subsidiary of Arcos Dorados Limited and a subsequent downstream merger, being Arcos Dorados Holdings Inc. the surviving entity. Following the merger, Arcos Dorados Holdings Inc. replaced Arcos Dorados Limited in the corporate structure. The reorganization was accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest and the consolidated financial statements reflect the historical consolidated operations of Arcos Dorados Limited as if the reorganization structure had existed since it was incorporated in July 2006. The Company's fiscal year ends on the last day of December. The Company has a 99.999% equity interest in Arcos Dorados Cooperatieve U.A., which has a 100% equity interest in Arcos Dorados B.V. ("ADBV").

     On August 3, 2007 the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement and Master Franchise Agreements ("MFAs") with McDonald's Corporation pursuant to which the Company completed the acquisition of the McDonald's business in Latin America and the Caribbean ("LatAm business"). See Note 4 for details. Prior to this acquisition, the Company did not carry out operations.

     The Company, through ADBV's wholly-owned and majority owned subsidiaries, operates and franchises McDonald's restaurants in the food service industry. The Company has operations in twenty territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curacao, Ecuador, French Guyana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela. All restaurants are operated either by the Company's subsidiaries or by independent entrepreneurs under the terms of sub-franchisee agreements (franchisees).